MFS(R) VARIABLE INSURANCE TRUST II (Formerly Known as MFS(R)/Sun Life Series Trust):

                   MFS Blended Research Core Equity Portfolio
                      MFS Blended Research Growth Portfolio
                      MFS Blended Research Value Portfolio
                               MFS Bond Portfolio
                       MFS Capital Appreciation Portfolio
                            MFS Core Equity Portfolio
                          MFS Emerging Growth Portfolio
                      MFS Emerging Markets Equity Portfolio
                        MFS Global Governments Portfolio
                           MFS Global Growth Portfolio
                        MFS Global Total Return Portfolio
                       MFS Government Securities Portfolio
                            MFS High Yield Portfolio
                       MFS International Growth Portfolio
                        MFS International Value Portfolio
               MFS Massachusetts Investors Growth Stock Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Mid Cap Value Portfolio
                           MFS Money Market Portfolio
                           MFS New Discovery Portfolio
                             MFS Research Portfolio
                      MFS Research International Portfolio
                         MFS Strategic Income Portfolio
                          MFS Strategic Value Portfolio
                            MFS Technology Portfolio
                           MFS Total Return Portfolio
                             MFS Utilities Portfolio
                               MFS Value Portfolio

           Supplement to Current Statement of Additional Information:


This SAI supplement supersedes and replaces the Trust's SAI supplements dated November 9, 2007 and January 1, 2008.


Effective January 1, 2008, the MFS/Sun Life Series Trust has changed its name to the MFS Variable Insurance Trust II (referred to as the Trust). Any reference to the "MFS/Sun Life Series Trust" is hereby replaced with the "MFS Variable Insurance Trust II."


Effective January 1, 2008, each series of the Trust (referred to as a Fund) has changed its name. Any reference to a Fund's name is hereby amended to insert "MFS" prior to the Fund's name and to replace "Series" with "Portfolio" in the Fund's name.


Effective January 1, 2008, any reference to the Capital Opportunities Series and the Strategic Growth Series are hereby deleted, and any references to the Massachusetts Investors Trust Series are hereby changed to the MFS Blended Research Core Equity Portfolio.


Effective May 1, 2008, the name of the "MFS Emerging Growth Portfolio" is hereby changed to the "MFS Growth Portfolio" and any references to the MFS Emerging Growth Portfolio are hereby changed to the MFS Growth Portfolio.


Effective January 1, 2008, the first two paragraphs of the Statement of Additional Information is hereby restated as follows:


This Statement of Additional Information ("SAI") contains additional information about MFS Variable Insurance Trust II (formerly known as MFS/Sun Life Series Trust) (the "Trust") and should be read in conjunction with the Trust's Prospectus dated May 1, 2007, as amended January 1, 2008. The Trust's financial statements are incorporated into this SAI by reference to the Trust's most recent Annual Report and Semi-Annual Report to shareholders. A copy of the Annual Report and Semi-Annual Report accompanies this SAI. You may obtain a copy of the Trust's Prospectus and Annual and Semi-Annual Reports without charge at mfs.com or by contacting Sun Life Assurance Company of Canada (U.S.) (please see the back cover of this SAI for address and telephone number). Because the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio commenced investment operations on or after the date of this Statement of Additional Information, the Funds do not have financial statements.


This SAI relates to the 28 Funds of the Trust identified on page 1 hereof. Shares of the Funds may be offered to separate accounts of certain insurance companies ("Participating Insurance Companies") that fund variable annuity and variable life insurance contracts ("Contracts") and to qualified retirement and pension plans ("Plans") and to other eligible investors. Eligible investors may choose to offer as investment options to their Contract holders less than all of the Trust's Funds, in which case the Trust's Prospectuses for those eligible investors will be revised to describe only those Funds offered. Therefore, while certain versions of the Trust's Prospectuses will describe only certain of the Trust's Funds, this SAI includes information on other Funds which are not offered pursuant to such Prospectuses, in which case information concerning these other funds contained herein should be disregarded.


Effective January 1, 2008, the definition of "Contracts" and "Participating Insurance Companies" under the section entitled "Definitions" are hereby deleted.


Effective January 1, 2008, the definition of "Funds" under the section entitled "Definitions" is hereby amended (1) to delete the "Capital Opportunities Series" and the "Strategic Growth Series," (2) to add the "MFS Blended Research Growth Portfolio" and the "MFS Blended Research Value Portfolio," (3) to change the name of the "Massachusetts Investors Trust Series" to the "MFS Blended Research Core Equity Portfolio" and (4) to insert "MFS" before the name of each series and substitute "Portfolio" for "Series" in the name of each series. Effective May 1, 2008, the definition of "Funds" under the section entitled "Definitions" is hereby amended to change the name of the "MFS Emerging Growth Portfolio" to the "MFS Growth Portfolio."


Effective January 1, 2008, the second paragraph of the definition of "Funds" under the section entitled "Definitions" is hereby amended to delete the second sentence and to add the following sentence to the paragraph:


The MFS Blended Research Core Equity Portfolio (formerly known as the Blended Research Core Equity Series) was known as the Massachusetts Investors Trust Series until it changed its name on June 22, 2007.


Effective January 1, 2008, the definition of "Variable Accounts" under the section entitled "Definitions" is hereby restated as follows:


"Variable Accounts" - Variable accounts established by Participating Insurance Companies to fund Contracts.


Effective August 1, 2007, the second paragraph of the sub-section entitled "Administrator" under the section entitled "Management of the Funds" is hereby restated as follows:


As of January 1, 2008, the annual fee payable by each Fund is $10,000 plus an amount equal to the following percentage of the Fund's average daily net assets:

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On the first $35,000,000 in assets                            0.0000%
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Over $35,000,000 in assets                                    0.0241%
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These fees are subject to maximum fees.


Effective January 1, 2008, the sixth paragraph in the section entitled "Portfolio Transactions and Brokerage Commissions" is hereby restated in its entirety as follows:


Broker/dealers may be willing to furnish statistical, research and other factual information or services ("Research"), for example, investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations to the Adviser for no consideration other than brokerage or underwriting commissions. Such broker/dealers (or affiliates of such broker/dealers) may be involved from time to time in executing, clearing or settling securities transactions on behalf of the Funds ("Executing Brokers"), or may have entered into agreements with one or more Executing Brokers pursuant to which they are responsible for performing one or more functions, the performance of which has been identified by the SEC as being sufficient to constitute effecting securities transactions within the meaning of Section 28(e) as interpreted by the SEC (collectively, together with Executing Brokers, "Effecting Brokers"). In reliance on this interpretation the Adviser expects to enter into Commission Sharing Agreements with Executing Brokers which will provide for the Executing Brokers to pay a portion of the Commissions paid by the Funds for securities transactions to Effecting Brokers. In addition to effecting securities transactions on behalf of the Funds pursuant to a Commission Sharing Agreement, the Effecting Brokers will also provide Research for the benefit of the Adviser. If a government agency with regulatory authority over the affairs of the Adviser or its subsidiaries, or a court of competent jurisdiction, were to determine that an Effecting Broker is not effecting a securities transaction within the meaning of Section 28(e), the Adviser believes that such Research should be considered as Research provided by the relevant Executing Broker and permitted by Section 28(e), provided that the relationship with such Executing Broker is otherwise consistent with the requirement for Research under Section 28(e). In such circumstances the Adviser will in effect be paying a greater commission in order to obtain third party research. The Adviser may use brokerage commissions from the Funds' portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.


Effective January 1, 2008, the section entitled "Disclosure of Portfolio Holdings" is hereby restated in its entirety as follows:


Each Fund has established a policy governing the disclosure of its portfolio holdings that is reasonably designed to protect the confidentiality of the Fund's non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Fund's Board of Trustees has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by MFS' general counsel or a senior member of the MFS legal department acting under the supervision of MFS' general counsel (an "Authorized Person").


Neither MFS nor the Fund will receive any compensation or other consideration in connection with its disclosure of Fund portfolio holdings.


Public Disclosure of Portfolio Holdings


In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, a Fund may make its portfolio holdings publicly available on the MFS Web site in such scope and form and with such frequency as MFS may reasonably determine.


The following information is generally available to you on the MFS Web site (mfs.com):

--------------------------------------------------------------- -------------------------------------------------------
Information                                                     Approximate Date of Posting to Web Site
--------------------------------------------------------------- -------------------------------------------------------
--------------------------------------------------------------- -------------------------------------------------------
Fund's full securities holdings as of each month's end          24 days after month end
--------------------------------------------------------------- -------------------------------------------------------
--------------------------------------------------------------- -------------------------------------------------------
Fund's top 10 securities holdings as of each month's end        14 days after month end
--------------------------------------------------------------- -------------------------------------------------------

If a fund has substantial investments in both equity and debt instruments, the fund's top 10 equity holdings and top 10 debt holdings will be made available.


Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.


Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings. Some of these registered investment companies, sub-advised Funds, separate accounts, and unregistered products, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain Funds (Similarly Managed Investment Products). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.


A Fund's portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on its Web site (assuming that it discloses in its prospectus that such information is available on its Web site); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.


Disclosure of Non-Public Portfolio Holdings


A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is not impermissible under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are disclosed to brokers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient's use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates.


In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of a Fund's shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Fund, on the other hand, the Authorized Person must inform MFS' conflicts officer of such potential conflict, and MFS' conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Fund's Independent Chief Compliance Officer and the Board of Trustees of the Fund. MFS also reports to the Board of Trustees of the Fund regarding the disclosure of information regarding the Fund that is not publicly available.


Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:


Employees of MFS or MFD (collectively "Fund representatives") disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Fund. Full portfolio holdings are disclosed to a Fund's custodians, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to a Fund's pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting a Fund in the voting of proxies or in connection with litigation relating to Fund portfolio holdings. In connection with managing the Funds, MFS may use analytical systems provided by third parties who may have access to Fund portfolio holdings.


Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Fund shares, to service providers facilitating the distribution or analysis of portfolio holdings, once the information is public, and in other circumstances not described above. All such disclosures are subject to compliance with the applicable disclosure standards.


In addition, subject to such disclosure not being impermissible under applicable law or regulation, Fund representatives may disclose Fund portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):


Fund representatives may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, value and growth stocks, small, mid, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Fund representatives may also express their views orally or in writing on one or more of a Fund's portfolio holdings or may state that a Fund has recently purchased or sold one or more holdings.

Fund representatives may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.


The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.


Ongoing Arrangements to Make Non-Public Portfolio Holdings Available


With authorization from an Authorized Person consistent with "Disclosure of Non-Public Portfolio Holdings" above, Fund representatives may disclose non-public Fund portfolio holdings to the recipients identified on Appendix L, or permit the recipients identified in Appendix L to have access to non-public Fund portfolio holdings, on an on-going basis.


This list of recipients in Appendix L is current as of August 31, 2007, and any additions, modifications, or deletions to this list that have occurred since August 31, 2007, are not reflected. The portfolio holdings of the Fund which are provided to these recipients, or to which these recipients have access, may be the Fund's current portfolio holdings. As a condition to receiving or being provided access to non-public Fund portfolio holdings, the recipients listed in Appendix L must agree, or otherwise have an independent duty, to maintain this information in confidence.


Effective January 1, 2008, the second paragraph under the section entitled "Independent Registered Public Accounting Firm and Financial Statements" is hereby restated as follows:


Each Fund's Financial Statements and Financial Highlights for the fiscal year ended December 31, 2006, are incorporated by reference into this SAI from the Fund's Annual Report to shareholders and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon reports of such firm, given upon their authority as experts in accounting and auditing. Each Fund's Financial Statements and Financial Highlights for the semi-annual period ended June 30, 2007, are incorporated by reference into this SAI from the Fund's Semi-Annual Report to shareholders. A copy of each Fund's Annual and Semi-Annual Reports accompanies this SAI. Because the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio commenced investment operations on or after the date of this Statement of Additional Information, the Funds do not have Financial Statements or Financial Highlights.


Effective January 1, 2008, the following is added after the table setting forth the Trustees' fees paid by each fund in the sub-section entitled "Trustee Compensation Table" in Appendix B entitled "Trustee Compensation and Committees":


The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not paid compensation to the Trustees as of the date of this SAI.


Effective January 1, 2008, Appendix C entitled "Share Ownership" is hereby restated in its entirety as follows:


SHARE OWNERSHIP


Ownership by Trustees and Officers


Because the Trustees and officers are not eligible to purchase shares of the Trust and/or Variable Accounts, no Trustee or officer owned shares of the Trust or any other fund supervised by the Trustees as of the date of this SAI.

25% or Greater Ownership


As of September 7, 2007^, the following table identifies those investors who own 25% or more of a Fund's shares (all share classes taken together and record owners unless otherwise indicated).

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 Fund                             Name and Address of Investor                               Percentage Ownership
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 MFS Blended Research Core Equity Sun Life Financial  - US VA Operating Fund Group 50        91.95%
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481
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 MFS Bond Portfolio               Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       98.58%
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 MFS Capital Appreciation         Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481       85.60%
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 MFS Core Equity Portfolio        Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       98.43%
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 MFS Emerging Growth Portfolio    Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       90.10%
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 MFS Emerging Markets Equity      Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481       97.77%
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 MFS Global Governments Portfolio Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       92.93%
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 MFS Global Growth Portfolio      Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       94.65%
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 MFS Global Total Return PortfolioSun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       97.10%
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 MFS Government Securities        Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481       84.35%
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 MFS High Yield Portfolio         Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       85.53%
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 MFS International Growth         Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481       90.57%
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 MFS International Value PortfolioSun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       95.49%
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 MFS Massachusetts Investors      Sun Life Financial  - US VA Operating Fund Group 50
 Growth Stock Portfolio           One Sun Life Executive Park Wellesley Hills MA 02481       92.02%
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 MFS Mid Cap Growth Portfolio     Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       98.48%
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 MFS Mid Cap Value Portfolio      Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       97.61%
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 MFS Money Market Portfolio       Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       74.17%
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 MFS New Discovery Portfolio      Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       74.82%
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 MFS Research Portfolio           Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       96.34%
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 MFS Research International       Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481       93.50%
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 MFS Strategic Income Portfolio   Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       97.32%
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 MFS Strategic Value Portfolio    Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       98.73%
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 MFS Technology Portfolio         Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       100%
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 MFS Total Return Portfolio       Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       86.70%
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 MFS Utilities Portfolio          Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       86.34%
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 MFS Value Portfolio              Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       97.14%
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^The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized, and shares of these funds have not been offered for sale as of the date of this SAI.

5% or Greater Ownership of Share Class

As of September 7, 2007^, the following table identifies those investors who own 5% or more of any class of a Fund's shares (record owners unless otherwise indicated):

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 Fund                    Name and Address of Investor                               Percentage Ownership
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 MFS Blended Research    Sun Life Financial  - US VA Operating Fund Group 50        91.87% of Initial Class
 Core Equity Portfolio   One Sun Life Executive Park Wellesley Hills MA 02481       92.02% of Service Class
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 MFS Blended Research    Sun Life Financial  - US NY Operating Fund Group 60        6.09% of Service Class
 Core Equity Portfolio   One Sun Life Executive Park Wellesley Hills MA 02481
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 MFS Bond Portfolio      Sun Life Financial  - US VA Operating Fund Group 50        98.37% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       98.91% of Service Class
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 MFS Capital             Sun Life Financial  - US VA Operating Fund Group 50        85.08 % of Initial Class
 Appreciation Portfolio  One Sun Life Executive Park Wellesley Hills MA 02481       95.27% of Service Class
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 MFS Capital             Sun Life Financial  - US NY Operating Fund Group 60        7.22% of Initial Class
 Appreciation Portfolio  One Sun Life Executive Park Wellesley Hills MA 02481
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 MFS Core Equity         Sun Life Financial  - US VA Operating Fund Group 50        98.35% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       99.04% of Service Class
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 MFS Emerging  Growth    Sun Life Financial  - US VA Operating Fund Group 50        90.28% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       87.99% of Service Class
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 MFS Emerging Growth     Sun Life Financial  - US Futurity Operating Fd Grp 90      5.93% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       7.37% of Service Class
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 MFS Emerging Markets    Sun Life Financial  - US VA Operating Fund Group 50        98.15% of Initial Class
 Equity Portfolio        One Sun Life Executive Park Wellesley Hills MA 02481       96.27% of Service Class
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 MFS Global Governments  Sun Life Financial  - US VA Operating Fund Group 50        92.27% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       99.21% of Service Class
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 MFS Global Governments  Sun Life Financial  - US NY Operating Fund Group 60
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       6.29% of Initial Class
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 MFS Global Growth       Sun Life Financial  - US VA Operating Fund Group 50        94.40% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       98.79% of Service Class
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 MFS Global Total Return Sun Life Financial  - US VA Operating Fund Group 50        96.95% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       98.33% of Service Class
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 MFS Government          Sun Life Financial  - US VA Operating Fund Group 50        80.48% of Initial Class
 Securities Portfolio    One Sun Life Executive Park Wellesley Hills MA 02481       88.47% of Service Class
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 MFS Government          Sun Life Financial- US Futurity Operating Fd Group 90      7.34% of Initial Class
 Securities Portfolio    One Sun Life Executive Park Wellesley Hills MA 02481       5.78% of Service Class
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 MFS Government          Sun Life Financial  - US NY Operating Fund Group 60        5.57% of Service Class
 Securities Portfolio    One Sun Life Executive Park Wellesley Hills MA 02481
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 MFS High Yield PortfolioSun Life Financial  - US VA Operating Fund Group 50        83.10% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       87.96% of Service Class
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 MFS High Yield PortfolioSun Life Financial- US Futurity Operating Fd Grp 90        8.17% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       7.88% of Service Class
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 MFS International       Sun Life Financial  - US VA Operating Fund Group 50        90.36% of Initial Class
 Growth Portfolio        One Sun Life Executive Park Wellesley Hills MA 02481       91.77% of Service Class
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 MFS International       Sun Life Financial Large Case PPVUL Separate Acct H        7.90% of Initial Class
 Growth Portfolio        One Sun Life Executive Park Wellesley Hills MA 02481
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 MFS International       Sun Life Financial Corporate/Futurity VUL
 Growth Portfolio        One Sun Life Executive Park Wellesley Hills MA 02481       7.61% of Service Class
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 MFS International Value Sun Life Financial  - US VA Operating Fund Group 50        96.97% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       94.19% of Service Class
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 MFS International Value Sun Life Financial  - US VA Operating Fund Group 60
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       5.81% of Service Class
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 MFS Massachusetts       Sun Life Financial  - US VA Operating Fund Group 50        92.57% of Initial Class
 Investors Growth Stock  One Sun Life Executive Park Wellesley Hills MA 02481       90.64% of Service Class
 Portfolio
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 MFS Massachusetts       Sun Life Financial  - US Futurity Operating Fd Gr 90       5.65% of Initial Class
 Investors Growth Stock  One Sun Life Executive Park Wellesley Hills MA 02481       6.95% of Service Class
 Portfolio
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 MFS Mid Cap Growth      Sun Life Financial  - US VA Operating Fund Group 50        100.00% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       96.37% of Service Class
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 MFS Mid Cap Value       MFS Fund Distributors, Inc. Attn: Thomas Hastings
 Portfolio               500 Boylston Street Fl 6 Boston MA 02116-3740              100.00% of Initial Class
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 MFS Mid Cap Value       Sun Life Financial  - US VA Operating Fund Group 50        97.61% of Service Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481
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 MFS Money Market        Sun Life Financial  - US VA Operating Fund Group 50        61.35% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       94.26% of Service Class
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 MFS Money Market        Sun Life Financial  - Corporate/Futurity VUL               34.29% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481
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 MFS Money Market        Sun Life Financial  - US NY Operating Fund Group 60          5.74% of Service Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481
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 MFS New Discovery       Sun Life Financial  - US VA Operating Fund Group 50          76.70% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481         73.40% of Service Class
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 MFS New Discovery       Sun Life Financial  - US Futurity Operating Fd Grp 90        20.71% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481         20.35% of Service Class
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 MFS New Discovery       Sun Life Financial  - US NY Operating Fund Group 60          5.18% of Service Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481
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 MFS Research Portfolio  Sun Life Financial  - US VA Operating Fund Group 50          96.24% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481         97.29% of Service Class
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 MFS Research            Sun Life Financial  - US VA Operating Fund Group 50          91.74% of Initial Class
 International Portfolio One Sun Life Executive Park Wellesley Hills MA 02481         94.56% of Service Class
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 MFS Research            Sun Life Financial Large Case VUL Separate Account G
 International Portfolio One Sun Life Executive Park Wellesley Hills MA 02481       6.76% of Initial Class
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 MFS Research            Sun Life Financial  - US NY Operating Fund Group 60
 International Portfolio One Sun Life Executive Park Wellesley Hills MA 02481       5.44% of Service Class
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 MFS Strategic Income    Sun Life Financial  - US VA Operating Fund Group 50        96.87% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       98.52% of Initial Class
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 MFS Strategic Value     MFS Fund Distributors, Inc. Attn: Thomas Hastings
 Portfolio               500 Boylston Street Fl 6 Boston MA 02116-3740              100.00% of Initial Class
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 MFS Strategic Value     Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       98.73% of Service Class
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 MFS Technology PortfolioSun Life Financial  - US VA Operating Fund Group 50        100.00% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       100.00% of Service Class
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 MFS Total Return        Sun Life Financial  - US VA Operating Fund Group 50        89.00% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       84.19% of Service Class
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 MFS Total Return        Sun Life Financial  - US Futurity Operating Fd Grp 90
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       7.24% of Service Class
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 MFS Total Return        Sun Life Financial  - US NY Operating Fund Group 60
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       7.87% of Service Class
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 MFS Utilities Portfolio Sun Life Financial  - US VA Operating Fund Group 50        86.51% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       85.76% of Service Class
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 MFS Utilities Portfolio Sun Life Financial  - US Futurity Operating Fd Grp 90      9.71% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       11.53% of Service Class
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 MFS Value Portfolio     Sun Life Financial  - US VA Operating Fund Group 50        96.83% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       97.79% of Service Class
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^ The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized, and shares of these funds have not been offered for sale as of the date of this SAI.


Effective November 9, 2007, the sub-section entitled "Compensation" in Appendix D entitled "Portfolio Manager(s)" is restated in its entirety as follows:


Compensation


Portfolio manager total cash compensation is a combination of base salary and performance bonus:


Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.


Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation.


With respect to each Fund except the Blended Research Core Equity Series, the Blended Research Growth Series, the Blended Research Value Series, the Core Equity Series, the Mid Cap Growth Series, the Mid Cap Value Series, the Money Market Series, the Research Series, the Research International Series, and the Technology Series, the performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.


The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Lipper peer group universe and/or benchmark index with respect to each account. Generally the benchmark index used is a benchmark index set forth in the Fund's prospectus to which the Fund's performance is compared. With respect to Funds with multiple portfolio managers, the benchmark index used may differ for each portfolio manager and may not be a benchmark index set forth in the Fund's prospectus but will be an appropriate benchmark index based on the respective portfolio manager's role in managing the Fund. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to portfolio performance over three-year and five-year time periods with lesser consideration given to portfolio performance over a one-year period (adjusted as appropriate if the portfolio manager has served for less than five years).


The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).


With respect to the Blended Research Core Equity Series, the Blended Research Growth Series, the Blended Research Value Series, the Mid Cap Growth Series, the Mid Cap Value Series, and the Technology Series, the performance bonus is based on a combination of quantitative and qualitative factors.


The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Lipper peer group universe and/or benchmark index with respect to each account. Generally the benchmark index used is a benchmark index set forth in the Fund's prospectus to which the Fund's performance is compared. With respect to Funds with multiple portfolio managers, the benchmark index used may differ for each portfolio manager and may not be a benchmark index set forth in the Fund's prospectus but will be an appropriate benchmark index based on the respective portfolio manager's role in managing the Fund. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to portfolio performance over three-year and five-year time periods with lesser consideration given to portfolio performance over a one-year period (adjusted as appropriate if the portfolio manager has served for less than five years).


The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance).


With respect to the Core Equity Series, the Research Series, and the Research International Series, the performance bonus is based the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance).


Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.


Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.


Effective January 1, 2008, with respect to the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio, the following is added to the sub-section entitled "Other Accounts" in Appendix D entitled "Portfolio Manager(s)":

--------------------------------------------------------------------------------------------------------------------
MFS Blended Research           Eric Weigel       Registered Investment Companies*        0                       $0
Growth Portfolio
                                                 Other Pooled Investment Vehicles        0                       $0
                                                 Other Accounts                          0                       $0
--------------------------------------------------------------------------------------------------------------------
MFS Blended Research         Jonathan W. Sage    Registered Investment Companies*        5            $12.2 billion
Value Portfolio
                                                 Other Pooled Investment Vehicles        0                       $0
                                                 Other Accounts                          3             $5.9 billion

* The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized, and shares of these Funds have not been offered for sale as of the date of this SAI. Portfolio Manager Other Accounts Information excludes these Funds.


Advisory fees are not based upon performance of any of the accounts identified in the table above.


Effective March 1, 2008, the sub-section entitled "Massachusetts Financial Services Company Proxy Voting Policies and Procedures" in Appendix E entitled "Proxy Voting Policies" is restated in its entirety as follows:


                    MASSACHUSETTS FINANCIAL SERVICES COMPANY


                      PROXY VOTING POLICIES AND PROCEDURES


                                  March 1, 2008


                  Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (except Four Pillars Capital, Inc.) (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS, other than the MFS Union

         Standard Equity Fund (the "MFS Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.


                  The MFS Proxy Voting Policies and Procedures include:


                  A. Voting Guidelines;


                  B. Administrative Procedures;


                  C. Monitoring System;

                  D. Records Retention; and

                  E. Reports.


     A.  VOTING GUIDELINES


1.       General Policy; Potential Conflicts of Interest


                  MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.


                  In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that - guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise be dictated by these guidelines.


                  As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.


                  From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.


     These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.


2.       MFS' Policy on Specific Issues


                  Election of Directors


                  MFS believes that good governance should be based on a board with at least a simple majority of directors who are "independent" of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of "independent" directors. While MFS generally supports the board's nominees in uncontested elections, we will withhold our vote for, or vote against, as applicable, a nominee to a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not "independent" or, alternatively, the compensation, nominating or audit committees would include members who are not "independent."


                  MFS will also withhold its vote for, or vote against, as applicable, a nominee to a board if we can determine that he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials. In addition, MFS will withhold its vote for, or vote against, as applicable, all nominees standing for re-election to a board if we can determine: (1) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (2) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the "poison pill" be rescinded. Responsive action would include the rescission of the "poison pill"(without a broad reservation to reinstate the "poison pill" in the event of a hostile tender offer), or assurance in the proxy materials that the terms of the "poison pill" would be put to a binding shareholder vote within the next five to seven years.


                  MFS will also withhold its vote for, or vote against, as applicable, a nominee (other than a nominee who serves as the issuer's Chief Executive Officer) standing for re-election if such nominee participated (as a director or committee member) in the approval of senior executive compensation that MFS deems to be "excessive" due to pay for performance issues and/or poor pay practices. In the event that MFS determines that an issuer has adopted "excessive" executive compensation, MFS may also withhold its vote for, or vote against, as applicable, the re-election of the issuer's Chief Executive Officer as director regardless of whether the Chief Executive Officer participated in the approval of the package. MFS will determine whether senior executive compensation is excessive on a case by case basis. Examples of poor pay practices include, but are not limited to, egregious employment contract terms or pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers or, excessive perks.


     MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of the nominees for both slates, if applicable, and an evaluation of what each side is offering shareholders.


                  Majority Voting and Director Elections


              MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) ("Majority Vote Proposals").MFS considers voting against Majority Vote Proposals if the company has adopted, or has proposed to adopt in the proxy statement, formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast. MFS believes that a company's election policy should address the specific circumstances at that company. In determining whether the issuer has a meaningful alternative to the majority voting standard, MFS
         considers  whether  a  company's   election  policy   articulates  the
         following elements to address each director nominee who fails to receive an affirmative majority of votes cast in an election:

          o Establish guidelines for the process by which the company determines the status of nominees who fail to receive an affirmative majority of votes cast and disclose the guidelines in the annual proxy statement;

          o Guidelines should include a reasonable timetable for resolution of the nominee's status and a requirement that the resolution be disclosed together with the reasons for the resolution;

          o Vest management of the process in the company's independent directors, other than the nominee in question; and

          o Outline the range of remedies that the independent directors may consider concerning the nominee.


                  Classified Boards


     MFS opposes proposals to classify a board (e.g., a board in which only one-third of board members are elected each year). MFS supports proposals to declassify a board.


Non-Salary Compensation Programs


                  MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.


                  MFS also opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e., evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).


                  MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock plans, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor's 100 index as of December 31 of the previous year.


                  Expensing of Stock Options


                  MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company's financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company's income statements.


                  Executive Compensation


                  MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set restrictions on executive compensation. We believe that the election of an issuer's compensation committee members is the appropriate mechanism to express our view on a company's compensation practices, as outlined above MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company's performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group stock index.

         MFS  believes   that   compensation   committees   should  retain  the
         flexibility to propose the appropriate index or other criteria by which performance-based options should be measured.


                  MFS supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a clearly satisfactory policy on the matter, or (ii) expressly prohibit any future backdating of stock options.


                  Employee Stock Purchase Plans


                  MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.


                   "Golden Parachutes"


                  From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer's annual compensation that is not determined in MFS' judgment to be excessive.


                  Anti-Takeover Measures


                  In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to super-majority requirements.


                  MFS generally votes for proposals to rescind existing "poison pills" and proposals that would require shareholder approval to adopt prospective "poison pills." MFS may consider the adoption of a prospective "poison pill" or the continuation of an existing "poison pill" if we can determine that the following two conditions are met:
         (1) the "poison pill" allows MFS clients to hold an aggregate position of up to 15% of a company's total voting securities (and of any class of voting securities); and (2) either (a) the "poison pill" has a term of not longer than five years, provided that MFS will consider voting in favor of the "poison pill" if the term does not exceed seven years and the "poison pill" is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or
         (b) the terms of the "poison pill" allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g., a "chewable poison pill" that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.


                  Reincorporation and Reorganization Proposals


                  When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.


                  Issuance of Stock


                  There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under "Non-Salary Compensation Programs," when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is not warranted.


                  Repurchase Programs


                  MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.


                  Confidential Voting


                  MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.


                  Cumulative Voting


                  MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS' clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company's nominating committee, which (for U.S. listed companies) must be comprised solely of "independent" directors.


                  Written Consent and Special Meetings


                  Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder's right to call a special meeting of company shareholders.


                  Independent Auditors


                  MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board's selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm or prohibit any non-audit services by a company's auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company's auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company's auditor for specific pieces of non-audit work in the limited situations permitted under current law.


          Other Corporate Governance, Corporate Responsibility and Social Issues


                  There are many groups advocating social change or changes to corporate governance or corporate responsibility standards, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Generally, MFS votes with management on such proposals unless MFS can determine that the benefit to shareholders will outweigh any costs or disruptions to the business if the proposal were adopted. Common among the shareholder proposals that MFS generally votes with management are proposals requiring the company to use corporate resources to further a particular social objective outside the business of the company, to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards), to include in the issuer's proxy statement an annual advisory shareholder vote as to the company's executive compensation practices during the previous year, to permit shareholders access to the company's proxy statement in connection with the election of directors, to disclose political contributions made by the issuer, to separate the Chairman and Chief Executive Officer positions, or to promulgate special reports on various activities or proposals for which no discernible shareholder economic advantage is evident.


                  The laws of various states may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.


                  Foreign Issuers


                  Many of the items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted in favor) for foreign issuers include the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs.


                  MFS generally supports the election of a director nominee standing for re-election in uncontested elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or
         (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the "poison pill" be rescinded. MFS will also withhold its vote for, or vote against, as applicable, a director nominee standing for re-election of an issuer that has adopted an excessive compensation package for its senior executives as described above in the section entitled "Voting Guidelines-MFS' Policy on Specific Issues-Election of Directors."


                  MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent. MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.


                  In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote.


                  In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, power of attorney requirements and late delivery of proxy materials. In these limited instances, MFS votes non-U.S. securities on a best efforts basis in the context of the guidelines described above.

B.       ADMINISTRATIVE PROCEDURES

1.       MFS Proxy Voting Committee


                  The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c. Considers special proxy issues as they may arise from time to time.

2.                    Potential Conflicts of Interest


     The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS' clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to ensure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS' client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS' voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.


     In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, "Non Standard Votes"); the MFS Proxy Voting Committee will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS or its affiliate Sun Life Retirement Services, Inc. ("SLRS"), and (iii) MFS institutional clients (the "MFS Significant Client List");

b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the  best  long-term
                      economic  interests  of  MFS'  clients,   and  not  in
                      MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS' Conflicts Officer.


     The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, institutional business units and SLRS. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.


     From time to time, certain MFS Funds may own shares of other MFS Funds (the "underlying fund"). If an underlying fund submits a matter to a shareholder vote, the MFS Fund that owns shares of the underlying fund will vote its shares in the same proportion as the other shareholders of the underlying fund.

3.       Gathering Proxies


     Most proxies received by MFS and its clients originate at Automatic Data Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. This material will include proxy cards, reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.


                  MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS' Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders' meetings are available on-line to certain MFS employees and the MFS Proxy Voting Committee.


         4.       Analyzing Proxies


                  Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator at the prior direction of MFS automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. MFS receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.


                  As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or
         seek   recommendations  from  MFS  portfolio  managers  or  investment analysts.(1) However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.


                  As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.


         5.       Voting Proxies


                  In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.


     C.  MONITORING SYSTEM


                  It is the responsibility of the Proxy Administrator and MFS' Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.


                  When the Proxy Administrator's system "tickler" shows that the voting cut-off date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.


     D.  RECORDS RETENTION


                  MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy cards completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.


     E.  REPORTS


MFS Funds


                  MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a summary of votes against management's recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore;
         (iv) a review of the procedures used by

__________________
     (1) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

          MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; and (v) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees, Directors and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.


All MFS Advisory Clients


                  At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.


                  Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.


Effective January 1, 2008, the following sentence is added after the tables in Appendix F entitled "Certain Service Provider Compensation":


The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not compensated service providers as of the date of this SAI.


Effective January 1, 2008, the penultimate paragraph in Appendix F entitled "Certain Service Provider Compensation" is hereby restated as follows:


MFS has agreed in writing to assume and bear the fund's expenses such that the "Total Expense Ratio" does not exceed, on an annualized basis, 0.95% and 1.20% for the Initial Class and the Service Class, respectively, of the MFS New Discovery Portfolio; 0.90% and 1.15% for the Initial Class and the Service Class, respectively, of the MFS Global Total Return Portfolio, the MFS Strategic Income Portfolio, and the MFS Value Portfolio; 1.10% and 1.35% for the Initial Class and Service Class, respectively, of the MFS Research International Portfolio; 1.00% and 1.25% for the Initial Class and Service Class, respectively, of the MFS Technology Portfolio, the MFS High Yield Portfolio, the MFS Mid Cap Value Portfolio, 0.98% and 1.23% for the Initial Class and the Service Class, respectively, of the MFS Strategic Value Portfolio; and 0.57% and 0.82% for the Initial Class and the Service Class, respectively, of the MFS Money Market Portfolio. MFS has further agreed in writing to assume and bear the fund's expenses such that the "Total Expense Ratio" does not exceed, on an annualized basis, 0.82% and 1.07% for the Initial Class and the Service Class, respectively, of the MFS Massachusetts Investors Growth Stock Portfolio, and 0.85% and 1.10% for the Initial Class and the Service Class, respectively, of the MFS Core Equity Portfolio. MFS has also agreed in writing to assume and bear the fund's expenses such that the "Total Expense Ratio" does not exceed, on an annualized basis, 0.60% and 0.85% for the Initial Class and the Service Class, respectively, of the MFS Blended Research Growth Portfolio, and the MFS Blended Research Value Portfolio. These written agreements exclude taxes, brokerage and transaction costs, currency conversion costs, extraordinary expenses and expenses associated with the fund's investing activities, and will continue until at least August 31, 2008 (for all funds except the MFS Blended Research Growth Portfolio, the MFS Blended Research Value Portfolio, the MFS Core Equity Portfolio and the MFS Massachusetts Investors Growth Stock Portfolio), May 1, 2009 (for the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio), and June 30, 2010 (for the MFS Core Equity and MFS Massachusetts Investors Growth Stock Portfolios).


Effectively January 1, 2008, the following sentence is added after the table in Appendix G entitled "Certain Distribution Plan Payments":


The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not made Distribution Plan payments as of the date of this SAI.


Effective January 1, 2008, the following sub-section entitled "Asset Segregation" is inserted above the sub-section entitled "Borrowing" in Appendix H entitled "Investment Strategies and Risks":

Asset Segregation. With respect to certain kinds of transactions entered into by the Fund that involve obligations to make future payments to third parties, including, but not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other measures to "cover" open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full, notional value, except that deliverable foreign currency exchange contracts for currencies that are liquid will be treated as the equivalent of "cash-settled" contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligation (i.e. the Fund's daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to "cash-settle," the Fund may set aside liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligation rather than the notional value. By setting aside assets equal to only its net obligation under liquid deliverable foreign currency exchange contracts and "cash-settled" forward or futures contracts the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future.


Effective March 1, 2008, the following sub-section entitled "Commodity-Related Investments" is inserted above the sub-section entitled "Common Stock" in Appendix H entitled "Investment Strategies and Risks":


Commodity-Related Investments. Commodity-related investments include futures, options, options on futures, swaps, structured notes, securities of other investment companies, grantor trusts, and hybrid instruments whose values are related to commodity or commodity contracts. The value of commodity-related investments can be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels, and international market, economic, industry, political, and regulatory developments. The value of commodity-related investments can be more volatile than the value of traditional securities.


Effective March 1, 2008, the sub-section entitled "Short Sales" in Appendix H entitled "Investment Strategies and Risks" is restated in its entirety as follows:


Short Sales. A seller may make short sales that are made "against the box" and also those that are not made "against the box." A short sale that is not made "against the box" is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. The price at such time may be more or less than the price at which the security was sold by the seller. To the extent that the seller invests the proceeds from the short sale in other securities, the seller is subject to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short. Until the security is replaced, the seller is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the security sold. The seller also will incur transaction costs in effecting short sales.


The seller will incur a loss as a result of the short sale if the price of the security or index increases between the date of the short sale and the date on which the seller replaces the borrowed security. Such loss may be unlimited. The seller will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale. The overall benefit to the seller will depend on how the short sale performs relative to the market price of the securities purchased with the proceeds from the short sale.

A seller may also make short sales "against the box," i.e., when a security identical to one owned by the seller is borrowed and sold short. If the seller enters into a short sale against the box, it is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.


Effective March 1, 2008, the following paragraph is added to the end of Appendix I entitled "Investment Restrictions":


For purposes of investment restriction no. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.


Effective January 1, 2008, the following sentence is added after the table in the sub-section "Brokerage Commissions" in Appendix K entitled "Portfolio Transactions and Brokerage Commissions":


The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not paid brokerage commissions as of the date of this SAI.


Effective January 1, 2008, the following sentence is added after the table in the sub-section "Securities Issued By Regular Broker-Dealer" in Appendix K entitled "Portfolio Transactions and Brokerage Commissions":


The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not purchased securities issued by regular broker/dealers as of the date of this SAI.


Effective January 1, 2008, the following sentence is added after the table in the sub-section "Transactions with Research Firms" in Appendix K entitled "Portfolio Transactions and Brokerage Commissions":


The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not made transactions with Research Firms as of the date of this SAI.


Effective January 1, 2008, Appendix L entitled "Recipients of Non-Public Holdings on an Ongoing Basis" is hereby restated in its entirety as follows:


RECIPIENTS OF NON-PUBLIC HOLDINGS ON AN ONGOING BASIS

------------------------------------------------------------ ---------------------------------------------------------
Name of Recipient                                            Purpose of Disclosure
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MSCI BARRA, Inc.                                             Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Bloomberg, L.P.                                              Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Board of Trustees                                            Fund Governance
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Bowne                                                        Typesetting and Printing Services
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
CDS/Computer                                                 Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Checkfree                                                    Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Deloitte & Touche LLP                                        Independent Registered Public Accounting Firm
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
EA Data Automation Services, LLC                             Data Formatting and Organization Service
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Eagle Investment Systems Corp                                Accounting System
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
FactSet Research Systems Inc.                                Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GainsKeeper, Inc.                                            Accounting System
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GFP Acquisition Company, Inc. D.B.A. GCom2 Solutions         Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
G.H. Dean Co. Typesetting and Printing Services
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Institutional Shareholder Services Inc.                      Proxy Service Provider
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Investor Tools Perform                                       Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
ITG, Inc.                                                    Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lipper Inc.                                                  Publication Preparation
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The MacGregor Group                                          Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Mark-it Partners                                             Pricing Service
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Massachusetts Financial Services Co.                         Fund Management
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MFS Funds Distributor, Inc.                                  Fund Distribution
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
OMGEO LLC                                                    Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Plexus                                                       Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Radianz                                                      Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Ropes & Gray LLP                                             Legal Counsel
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Saloman Analytics Inc.                                       Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Siemens Business Services, Inc.                              IT Client Services and Desktop Architecture
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Sir Speedy                                                   Printing and Copying Services
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standard & Poor's Securities Evaluations Services            Fund Pricing
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
State Street Bank and Trust Company                          Custodian
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Sullivan and Worcester LLP                                   Legal Counsel
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Wilshire Analytics/Axiom                                     Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------

This list is current as of August 31, 2007, and any additions, modifications or deletions to the list that have occurred since August 31, 2007, are not reflected.


                  The date of this Supplement is March 1, 2008.